EARNINGS (LOSS) PER ORDINARY SHARE - Headline Earnings (Loss) per Share (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of earnings per share [Abstract]
Profit (loss) attributable to equity shareholders	$ 2,636	$ 1,004	$ (235)
Net impairment (reversal of impairment) of tangible assets, right of use assets and investment in joint venture, net	40	(52)	165
Net impairment (reversal of impairment) of tangible and right of use assets	40	(60)	192
Impairment of investment in joint venture	0	2	1
Taxation on net impairment (reversal of impairment) of tangible assets, right of use assets and investment in joint venture	0	6	(28)
Loss on derecognition and disposal of tangible assets and right of use assets, net	48	2	24
Loss on derecognition of tangible assets and right of use assets	13	0	35
Loss (profit) on disposal of tangible assets	35	2	(6)
Taxation on derecognition and disposal of tangible assets	0	0	(5)
Headline earnings (loss)	$ 2,724	$ 954	$ (46)
Basic headline earnings (loss) per share (USD per share)	$ 5.36	$ 2.21	$ (0.11)
Diluted headline earnings (loss) per share (USD per share)	$ 5.35	$ 2.21	$ (0.11)